SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Jun. 29, 2017
Debt compound interest rate	5.00%
Debt default interest rate	18.00%
Debt maturity date	Mar. 31, 2018
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Jul. 03, 2018
Debt compound interest rate	20.80%
Debt default interest rate	41.60%
Debt maturity date	Dec. 17, 2018
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Jul. 27, 2010
Debt compound interest rate	18.00%
Debt default interest rate	21.00%
Debt maturity date	Jan. 23, 2011
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Debt issuance date	May 10, 2016
Debt compound interest rate	16.00%
Debt maturity date	Aug. 29, 2016
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Mar. 15, 2011
Debt compound interest rate	18.99%
Debt default interest rate	28.99%
Debt maturity date	Mar. 25, 2011
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Mar. 17, 2010
Debt compound interest rate	18.00%
Debt default interest rate	21.00%
Debt maturity date	Sep. 13, 2010
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Oct. 18, 2013
Debt default interest rate	10.00%
Debt maturity date	Nov. 29, 2013
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Apr. 24, 2016
Debt default interest rate	10.00%
Debt maturity date	Jun. 30, 2016
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Mar. 29, 2011
Debt compound interest rate	21.00%
Debt default interest rate	0.00%
Debt maturity date	Jun. 27, 2011
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Debt issuance date	Apr. 11, 2012
Debt compound interest rate	5.00%
Debt default interest rate	5.00%
Debt maturity date	May 25, 2012